INVESTMENTS (Details) - USD ($)	3 Months Ended												6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Equity method Loss	$ (394,194)				$ (7,048)								$ (394,194)	$ (133,893)	$ 106,305	$ (13,842)
Impairment of Investment																286,127
Loss on disposition of investment															0	(389,664)
- Debt obligation of JV					478,494	$ 394,848		$ 1,633,872	$ 1,778,872	$ 128,522				478,494			$ 289,742	$ 1,500,000
- Convertible NP, net of discount	497,775		$ 1,426,894		2,784,044	3,040,324	3,193,548	2,688,555	2,149,170	1,536,271			497,775	2,784,044	1,426,894	3,193,548	1,132,668	394,555
- Long term debt																		172,856
Total Debt balance					3,262,538	3,435,172	3,193,548	4,322,427	3,928,042	1,664,793				3,262,538		3,193,548	1,422,410	2,067,411
Investments [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment	2,202,001	$ 1,552,001	1,343,915	$ 693,915	693,915	693,915	3,772,652	3,463,526	477,576	408,077		$ 695,477	1,552,001	693,915	693,915	408,077	695,477	0
Investments made							392,226	186,263	3,157,234	129,040							986,654	3,049,275
Equity method Loss				650,000	(7,048)	126,845	(178,164)	122,863	(171,284)	(59,541)	$ 11,043	37,673					(11,043)	0
Equity method Loss																	(10,422)	0
Equity method Loss																	(31,721)
Equity method Loss																	(250,000)	(375,000)
Equity method Loss							0										0	313,702
Impairment of Investment		650,000	30,898	0	7,048	(521,692)	(3,175,420)										(933,195)	(2,292,500)
Investments made																	(37,673)
Investment, Ending balance	2,232,899	2,202,001	1,552,001	1,343,915	693,915	693,915	693,915	3,772,652	3,463,526	477,576			2,232,899	693,915	1,552,001	693,915	408,077	695,477
Unrealized gains on trading securities			208,086				0	0	0
Reversal of Equity method Loss							272,285
Loss on disposition of investment							(389,664)
Recognize Joint venture liabilities per JV agreement						394,848
Investments	(2,202,001)	(1,552,001)	(1,343,915)	(693,915)	(693,915)	(693,915)	(3,772,652)	(3,463,526)	(477,576)	(408,077)		(695,477)	(1,552,001)	(693,915)	(693,915)	(408,077)	(695,477)	0
Investments	(2,232,899)	(2,202,001)	(1,552,001)	(1,343,915)	(693,915)	(693,915)	(693,915)	(3,772,652)	(3,463,526)	(477,576)			(2,232,899)	(693,915)	(1,552,001)	(693,915)	(408,077)	(695,477)
Investments [Member] | Global Hemp Group [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment		0	0	0	0	0	682,141	419,352	477,576	408,077		10,775	0	0	0	408,077	10,775	0
Investments made									83,646	129,040							986,654	10,775
Equity method Loss								262,789	(141,870)	(59,541)
Equity method Loss																	(31,721)
Impairment of Investment																	(557,631)	0
Investment, Ending balance	0		0	0	0	0	0	682,141	419,352	477,576			0	0	0	0	408,077	10,775
Sale of trading securities								(41,667)
Investments		0	0	0	0	0	(682,141)	(419,352)	(477,576)	(408,077)		(10,775)	0	0	0	(408,077)	(10,775)	0
Investments	0		0	0	0	0	0	(682,141)	(419,352)	(477,576)			0	0	0	0	(408,077)	(10,775)
Investments [Member] | Benihemp [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment		0	0	0	0	0	0	0	0			100,000	0	0	0		100,000	0
Investments made																		100,000
Equity method Loss																	(10,422)
Equity method Loss																	0
Impairment of Investment																	(89,578)
Investment, Ending balance	0		0	0	0	0	0	0	0	0			0	0	0	0		100,000
Investments		0	0	0	0	0	0	0	0			(100,000)	0	0	0		(100,000)	0
Investments	0		0	0	0	0	0	0	0	0			0	0	0	0		(100,000)
Investments [Member] | Money Trac [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment		0	0	0	0	0	0	0	0			250,000	0	0	0		250,000	0
Investments made																		250,000
Equity method Loss																	(250,000)
Investment, Ending balance	0		0	0	0	0	0	0	0	0			0	0	0	0		250,000
Sale of trading securities								(41,667)
Investments		0	0	0	0	0	0	0	0			(250,000)	0	0	0		(250,000)	0
Investments	0		0	0	0	0	0	0	0	0			0	0	0	0		(250,000)
Investments [Member] | Bougainville Ventues [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment		0	0	0	0	0	0	0	0	0		334,702	0	0	0	0	334,702	0
Investments made																		1,188,500
Equity method Loss																	(11,043)
Equity method Loss																		(375,000)
Equity method Loss																		313,702
Impairment of Investment																	(285,986)	(792,500)
Investments made																	(37,673)
Investment, Ending balance	0		0	0	0	0	0	0	0	0			0	0	0	0	0	334,702
Investments		0	0	0	0	0	0	0	0	0		(334,702)	0	0	0	0	(334,702)	0
Investments	0		0	0	0	0	0	0	0	0			0	0	0	0	0	(334,702)
Investments [Member] | Gate C Research [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment		0	0	0	0	0	0	0	0	0		0	0	0	0	0	0	0
Investments made																		1,500,000
Impairment of Investment								(362,625)	(150,000)									(1,500,000)
Investment, Ending balance	0		0	0	0	0	0	0	0	0			0	0	0	0	0	0
Investments		0	0	0	0	0	0	0	0	0		0	0	0	0	0	0	0
Investments	0		0	0	0	0	0	0	0	0			0	0	0	0	0	0
Investments [Member] | Cannabis [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment	858,086	858,086	650,000	0	0	0	0	0	0	0		0	858,086	0	0	0	0
Investment, Ending balance	858,086	858,086	858,086	650,000	0	0	0	0	0	0			858,086	0	858,086	0	0	0
Investments	(858,086)	(858,086)	(650,000)	0	0	0	0	0	0	0		0	(858,086)	0	0	0	0
Investments	(858,086)	(858,086)	(858,086)	(650,000)	0	0	0	0	0	0			(858,086)	0	(858,086)	0	0	0
Investments [Member] | Natural Plant [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment	693,915	693,915	693,915	693,915		693,915	2,898,722	2,993,709	0	0		0	693,915	693,915	693,915	0	0
Investments made									3,000,000
Equity method Loss								(94,987)	(6,291)
Investment, Ending balance	693,915	693,915	693,915	693,915	693,915		693,915	2,898,722	2,993,709	0			693,915	693,915	693,915	693,915	0	0
Investments	(693,915)	(693,915)	(693,915)	(693,915)		(693,915)	(2,898,722)	(2,993,709)	0	0		0	(693,915)	(693,915)	(693,915)	0	0
Investments	(693,915)	(693,915)	(693,915)	(693,915)	(693,915)		(693,915)	(2,898,722)	(2,993,709)	0			(693,915)	(693,915)	(693,915)	(693,915)	0	0
Investments [Member] | Vivabuds [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment	0	0	0	0	0	0	191,789	50,465	0	0		0	0	0	0	0	0
Investments made								186,263	73,588
Equity method Loss								(44,939)	(23,123)
Investment, Ending balance	0	0	0	0	0	0	0	191,789	50,465	0			0	0	0	0	0	0
Investments	0	0	0	0	0	0	(191,789)	(50,465)	0	0		0	0	0	0	0	0
Investments	0	0	0	0	0	0	0	(191,789)	(50,465)	0			0	0	0	0	0	0
Investments [Member] | Global Hemp [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment	859,197	239,064	185,000	0	0	0	0			0			239,064	0	0	0
Equity method Loss				185,000
Impairment of Investment		620,133
Investment, Ending balance	743,200	859,197	239,064	185,000	0	0	0	0					743,200	0	239,064	0	0
Unrealized gains on trading securities	115,997
Unrealized gain on Global Hemp Group securities			54,064
Investments	(859,197)	(239,064)	(185,000)	0	0	0	0			0			(239,064)	0	0	0
Investments	(743,200)	(859,197)	(239,064)	(185,000)	0	0	0	0					(743,200)	0	(239,064)	0	0
Investments [Member] | Lynwood [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment		0	0	0	0	0	0	0	0			0	0	0	0		0
Impairment of Investment	30,898
Investment, Ending balance	30,898		0	0	0	0	0	0	0	0			30,898	0	0	0		0
Investments		0	0	0	0	0	0	0	0			0	0	0	0		0
Investments	(30,898)		0	0	0	0	0	0	0	0			(30,898)	0	0	0		0
Investments [Member] | E C O X [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment	650,000	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0
Impairment of Investment		650,000
Investment, Ending balance	650,000	650,000	0	0	0	0	0	0	0	0			650,000	0	0	0	0	0
Investments	(650,000)	0	0	0	0	0	0	0	0	0		0	0	0	0	0	0
Investments	(650,000)	(650,000)	0	0	0	0	0	0	0	0			(650,000)	0	0	0	0	0
Short-term Investments [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment	859,197	239,064	185,000	0	13,458	27,403	120,708	525,000	675,000	810,000		0	239,064	27,403	27,403	810,000	0	0
Investments made																		0
Equity method Loss				185,000													0
Equity method Loss																	0	0
Equity method Loss																	0	0
Equity method Loss																	250,000	0
Equity method Loss					(13,458)		(17,760)										560,000	0
Impairment of Investment		620,133								(135,000)							0	0
Investment, Beginning balance																	0
Investments made																	0
Investment, Ending balance	743,200	859,197	239,064	185,000	0	13,458	27,403	120,708	525,000	675,000			743,200	0	239,064	27,403	810,000	0
Unrealized gains on trading securities	115,997					(13,945)	(75,545)
Unrealized gain on Global Hemp Group securities			54,064
[custom:Investment]																	0
Investments	(859,197)	(239,064)	(185,000)	0	(13,458)	(27,403)	(120,708)	(525,000)	(675,000)	(810,000)		0	(239,064)	(27,403)	(27,403)	(810,000)	0	0
Investments	(743,200)	(859,197)	(239,064)	(185,000)	0	(13,458)	(27,403)	(120,708)	(525,000)	(675,000)			(743,200)	0	(239,064)	(27,403)	(810,000)	0
Short-term Investments [Member] | Money Trac [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment					13,458	27,403	120,708	525,000	675,000	0		0		27,403	27,403	0	0	0
Investments made																		0
Equity method Loss																	250,000
Equity method Loss					(13,458)		(17,760)										560,000
Impairment of Investment								(362,625)	(150,000)	(135,000)								0
Investment, Beginning balance					(796,542)	(782,597)	(689,292)	(285,000)	(135,000)	810,000
Investment, Ending balance						13,458	27,403	120,708	525,000	675,000						27,403	0	0
Unrealized gains on trading securities						(13,945)	(75,545)
[custom:Investment]					796,542	782,597	689,292	285,000	135,000	(810,000)
Investments					(13,458)	(27,403)	(120,708)	(525,000)	(675,000)	0		0		(27,403)	(27,403)	0	0	0
Investments						(13,458)	(27,403)	(120,708)	(525,000)	(675,000)						$ (27,403)	0	0
Short-term Investments [Member] | Global Hemp [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment								0	0			0					0
Investment, Ending balance									0	0								0
Investments								$ 0	0			$ 0					$ 0
Investments									$ 0	$ 0								$ 0
Global Hemp Group [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investments made							262,414
Equity method Loss				650,000	(7,048)	126,845	(75,220)
Impairment of Investment					7,048	(521,692)	(869,335)
Unrealized gains on trading securities			208,086
Recognize Joint venture liabilities per JV agreement						$ 394,848
Vivabuds [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investments made							129,812
Equity method Loss							(79,079)
Impairment of Investment							0
Reversal of Equity method Loss							147,142
Loss on disposition of investment							(389,664)
Natural Plant [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Equity method Loss							(23,865)
Impairment of Investment							(2,306,085)
Reversal of Equity method Loss							$ 125,143
Money Trac [Member]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Investment	810,000	0	0	0									0
Investment, Beginning balance		810,000	810,000	(810,000)
Investment, Ending balance	810,000	810,000	0	0	0								810,000	0	0
[custom:Investment]		(810,000)	(810,000)	810,000
Investments	(810,000)	0	0	0									0
Investments	$ (810,000)	$ (810,000)	$ 0	$ 0	$ 0								$ (810,000)	$ 0	$ 0